RELATED PARTIES (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2019 AUD ($)	Jun. 30, 2018 AUD ($)	Jun. 30, 2017 AUD ($)
Key Management Personnel [Abstract]
Loans provided to or received from key management personnel				$ 0	$ 0	$ 0
Key Management Personnel [Member]
Key Management Personnel [Abstract]
Short-term employee benefits	$ 1,225	$ 1,459	$ 1,276
Post-employment benefits	33	36	50
Termination benefits	32	5	2
Share-based payments	1,156	1,950	741
Total compensation	$ 2,446	$ 3,450	$ 2,069
Hartshorne Coal Mining Pty Ltd [Member]
Subsidiaries [Abstract]
Name	Hartshorne Coal Mining Pty Ltd
Country of incorporation	Australia
Equity interest	100.00%	100.00%	100.00%
HCM Resources Pty Ltd [Member]
Subsidiaries [Abstract]
Name	HCM Resources Pty Ltd
Country of incorporation	Australia
Equity interest	100.00%	100.00%	100.00%
Hartshorne Holdings LLC [Member]
Subsidiaries [Abstract]
Name	Hartshorne Holdings LLC
Country of incorporation	USA
Equity interest	100.00%	100.00%	100.00%
Hartshorne Mining Group LLC [Member]
Subsidiaries [Abstract]
Name	Hartshorne Mining Group LLC
Country of incorporation	USA
Equity interest	100.00%	100.00%	100.00%
Hartshorne Mining LLC [Member]
Subsidiaries [Abstract]
Name	Hartshorne Mining LLC
Country of incorporation	USA
Equity interest	100.00%	100.00%	100.00%
Hartshorne Land LLC [Member]
Subsidiaries [Abstract]
Name	Hartshorne Land LLC
Country of incorporation	USA
Equity interest	100.00%	100.00%	100.00%
HCM Operations LLC [Member]
Subsidiaries [Abstract]
Name	HCM Operations LLC
Country of incorporation	USA
Equity interest	0.00%	100.00%	100.00%